Exhibit 1

BBCMS Mortgage Trust 2018-C2

Commercial Mortgage Pass-Through Certificates, Series 2018-C2

Report To:

Barclays Commercial Mortgage Securities LLC

Barclays Bank PLC

Barclays Capital Inc.

Starwood Mortgage Capital LLC

KeyBank National Association

KeyBanc Capital Markets Inc.

Cantor Commercial Real Estate Lending, L.P.

Cantor Fitzgerald & Co.

Drexel Hamilton, LLC

16 November 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Barclays Commercial Mortgage Securities LLC Barclays Bank PLC Barclays Capital Inc. 745 Seventh Avenue New York, New York 10019	Starwood Mortgage Capital LLC 1601 Washington Avenue, Suite 800 Miami Beach, Florida 33139

KeyBank National Association 11501 Outlook, Suite 300 Overland Park, Kansas 66211	KeyBanc Capital Markets Inc. 127 Public Square Cleveland, Ohio 44114

Cantor Commercial Real Estate Lending, L.P. Cantor Fitzgerald & Co. 110 East 59th Street New York, New York 10022	Drexel Hamilton, LLC 77 Water Street New York, New York 10005

Re:	BBCMS Mortgage Trust 2018-C2 (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2018-C2 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Barclays Commercial Mortgage Securities LLC (the “Depositor”) with respect to certain information relating to the Mortgage Loans (as defined in Attachment A) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor or the Mortgage Loan Sellers (as defined in Attachment A), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform no procedures,
g.	An electronic copy of the EDGAR ABS XML technical specification (Version 1.7) document dated July 2017 that was published by the Securities and Exchange Commission (the “EDGAR ABS XML Technical Specification Document”) that the Depositor indicated contains information relating to the valid structure and content of the ABS Extensible Markup Language (XML) Asset Data File Types (as defined in the EDGAR ABS XML Technical Specification Document),
h.	A draft of the preliminary prospectus for the Issuing Entity (the “Draft Preliminary Prospectus”) and
i.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus or any other information provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

16 November 2018

Attachment A Page 1 of 14

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of 44 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on 87 commercial and multifamily properties.

Procedures performed and our associated findings

1.	Barclays Bank PLC (“Barclays”), Starwood Mortgage Capital LLC (“Starwood”), KeyBank National Association (“KeyBank”) and Cantor Commercial Real Estate Lending, L.P. (“Cantor,” together with Barclays, Starwood and KeyBank, the “Mortgage Loan Sellers”), respectively, on behalf of the Depositor, provided us with:
a.	An electronic data file (each a “Mortgage Loan Seller Data File”) that the respective Mortgage Loan Seller, on behalf of the Depositor, indicated contains information on certain mortgage loans as of the related due date of each mortgage loan in December 2018, or with respect to any mortgage loan that has its first due date in January 2019, the date that would otherwise have been the related due date in December 2018 (collectively, the “Cut-off Date”),
b.	Record layout and decode information related to the information on each respective Mortgage Loan Seller Data File and
c.	Decode and mapping information relating to certain information described in the EDGAR ABS XML Technical Specification Document and the corresponding information on each respective Mortgage Loan Seller Data File.

2.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine the information on each respective Mortgage Loan Seller Data File. The resulting data file, as so combined, is hereinafter referred to as the “Combined Data File.” The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the mortgage loans on the Combined Data File are the Mortgage Loans.

The applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that the Mortgage Loan identified on the Combined Data File as “Liberty Portfolio” (the “Liberty Portfolio Mortgage Loan”) consists of a portion of a pari-passu mortgage loan that will be transferred to the Depositor by Barclays and Cantor. For the Liberty Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to perform the procedures described in this report for Barclays, and to perform no procedures relating to the Liberty Portfolio Mortgage Loan for Cantor.

Attachment A Page 2 of 14

3.	For each Mortgage Loan on the Combined Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Combined Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by the respective Mortgage Loan Seller, on behalf of the Depositor, subject only to the instructions, assumptions, methodologies and exceptions stated in the notes to Exhibit 2 to Attachment A and the next paragraph of this Item 3.

The Source Document(s) that we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to note agreement if the value on the Combined Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

4.	As instructed by the Mortgage Loan Sellers, on behalf of the Depositor, we adjusted the information on the Combined Data File to correct all the differences we noted in performing the procedures described in Item 3. above and provided a list of such differences to the Mortgage Loan Sellers. The Combined Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

5.	Subsequent to the performance of the procedures described in Items 2. through 4. above, Barclays, on behalf of the Depositor, provided us with an electronic data file (the “Final Data File,” which together with the Mortgage Loan Seller Data Files comprise the Data Files) that Barclays, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

6.	Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 14

7.	Using the “Principal/Carveout Guarantor” of each Mortgage Loan, as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Principal/Carveout Guarantor” (each, a “Related Borrower”). We compared the Related Borrower information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	First Payment Date and
b.	Maturity/ARD Date

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Term” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	First Payment Date and
b.	Partial IO Loan First P&I Payment

of each Mortgage Loan (except for the Interest Only Loans (as defined in Note 21 of Exhibit 2 to Attachment A) and the Mortgage Loans which have “Balloon” for the “Amortization Type” characteristic on the Final Data File (the “Balloon Loans”), which are described in the succeeding paragraphs of this Item 9.), both as shown on the Final Data File, we recalculated the “I/O Period” and “Partial IO Last IO Payment” of each Mortgage Loan (except for the Interest Only Loans and Balloon Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Original Term” of each Interest Only Loan, as shown on the Final Data File, for the “I/O Period” characteristic and “NAP” for the “Partial IO Last IO Payment” characteristic.

For the Balloon Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use  “0” for the “I/O Period” characteristic and “NAP” for the “Partial IO Last IO Payment” characteristic.

Attachment A Page 4 of 14

10.	Using the:
a.	Original Balance ($),
b.	Interest Rate % and
c.	Monthly Debt Service Amount ($)

of each Mortgage Loan, except for:

i.	The Interest Only Loans, which are described in the succeeding paragraph of this Item 10. and
ii.	The Fair Oaks Mall Mortgage Loan (as defined in Note 20 of Exhibit 2 to Attachment A), which is described in the third paragraph of this Item 10.,

all as shown on the Final Data File, and assuming each Mortgage Loan (except for the Interest Only Loans and Fair Oaks Mall Mortgage Loan) has a fixed level monthly payment, we recalculated the “Original Amortization” of each Mortgage Loan (except for the Interest Only Loans and Fair Oaks Mall Mortgage Loan). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Original Amortization” characteristic.

For the Fair Oaks Mall Mortgage Loan, for which the related borrower is required to make monthly principal and interest payments pursuant to the Fair Oaks Mall Amortization Schedule (as defined in Note 20 of Exhibit 2 to Attachment A), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “360” for the “Original Amortization” characteristic.

Attachment A Page 5 of 14

11.	Using the:
a.	Original Balance ($),
b.	Accrual Type,
c.	I/O Period,
d.	Partial IO Last IO Payment,
e.	First Payment Date,
f.	Maturity/ARD Date,
g.	Interest Rate % and
h.	Monthly Debt Service Amount ($)

of each Mortgage Loan (except for the Fair Oaks Mall Mortgage Loan, which is described in the succeeding paragraph of this Item 11.), all as shown on the Final Data File, information in the applicable Source Documents and the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with each Multiple Property Loan, as applicable, we recalculated the principal balance of each Mortgage Loan (except for the Fair Oaks Mall Mortgage Loan) and Underlying Property as of:

i.	The Cut-off Date (the “Current Balance ($)”),
ii.	The related due date of each Mortgage Loan in November 2018 or, with respect to any Mortgage Loan that has its first due date after November 2018, the date that would have been the related due date in November 2018 (the “Report Period Beginning Schedule Loan Balance Amount”) and
iii.	The “Maturity/ARD Date” of the Mortgage Loan (the “Maturity/ARD Balance ($)”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

Attachment A Page 6 of 14

11. (continued)

For the Fair Oaks Mall Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Current Balance ($),” “Report Period Beginning Schedule Loan Balance Amount” and “Maturity/ARD Balance ($)” characteristics using the information on the Fair Oaks Mall Amortization Schedule and the:

a.	Original Balance ($),

b.	First Payment Date and

c.	Maturity/ARD Date

of the Fair Oaks Mall Mortgage Loan, all as shown on the Final Data File, assuming all scheduled payments of principal and/or interest on the Fair Oaks Mall Mortgage Loan are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For each Mortgage Loan that has its “First Payment Date” in January 2019, as shown on the Final Data File (the “January 2019 First Payment Date Mortgage Loans”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Original Balance ($)” of each January 2019 First Payment Date Mortgage Loan, as shown on the Final Data File, for the “Report Period Beginning Schedule Loan Balance Amount” characteristic.

12.	Using the:
a.	Accrual Type,
b.	I/O Period,
c.	Partial IO Last IO Payment,
d.	First Payment Date,
e.	Interest Rate %,
f.	Monthly Debt Service Amount ($) and
g.	Report Period Beginning Schedule Loan Balance Amount

of each Mortgage Loan (except for the Fair Oaks Mall Mortgage Loan and January 2019 First Payment Date Mortgage Loans, which are described in the succeeding paragraphs of this Item 12.), all as shown on the Final Data File, and information in the applicable Source Documents, we recalculated the portion of the December 2018 “Monthly Debt Service Amount ($)” for each Mortgage Loan (except for the Fair Oaks Mall Mortgage Loan and January 2019 First Payment Date Mortgage Loans) that is interest (the “Scheduled Interest Amount”) and that is principal (the “Scheduled Principal Amount”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 14

12. (continued)

For the Fair Oaks Mall Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor instructed us to recalculate the “Scheduled Interest Amount” and “Scheduled Principal Amount” characteristics using the information on the Fair Oaks Mall Amortization Schedule and the “Original Balance ($)” of the Fair Oaks Mall Mortgage Loan, as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement

For each January 2019 First Payment Date Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0.00” for the “Scheduled Interest Amount” and “Scheduled Principal Amount” characteristics.

Using the:

a.	Scheduled Interest Amount and
b.	Scheduled Principal Amount

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the:

i.	Total Scheduled Principal Interest Due Amount and
ii.	Periodic Principal and Interest Payment Securitization Amount

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	For each Mortgage Loan on the Final Data File with the “Additional Debt

Exist (Y/N)” characteristic as “Yes” (collectively, the “Mortgage Loans with Additional Debt”) (except for the Fair Oaks Mall Mortgage Loan, which is described in the succeeding paragraph of this Item 13.), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the principal balance of the additional debt related to such Mortgage Loan as of the Cut-off Date (the “Additional Debt Current Balance ($)”) and as of the maturity date of the additional debt related to such Mortgage Loan (the “Total Additional Debt Maturity Balance”) using information in the applicable Secondary Financing Documents (as defined in Note 32 of Exhibit 2 to Attachment A) and/or information in the applicable Source Documents, assuming all scheduled payments of principal and/or interest on the additional debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

Attachment A Page 8 of 14

13. (continued)

For the Fair Oaks Mall Mortgage Loan, which has the “Additional Debt Exist (Y/N)” characteristic as “Yes” on the Final Data File and the “Additional Debt Type(s)” characteristic as “B-Note” on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information relating to the Fair Oaks Mall Subordinate Companion Loans (as defined in Note 20 of Exhibit 2 to Attachment A) that is located in the:

a.	Applicable Source Documents and

b.	Fair Oaks Mall Amortization Schedule

to recalculate the aggregate principal balance of the Fair Oaks Mall Subordinate Companion Loans as of the Cut-off Date and as of the maturity date of the Fair Oaks Mall Subordinate Companion Loans. We compared this recalculated information to the corresponding “Additional Debt Current Balance ($)” and “Total Additional Debt Maturity Balance” information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For the Mortgage Loans which have the “Additional Debt Exist (Y/N)” characteristic as “No” on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Additional Debt Current Balance ($)” and “Total Additional Debt Maturity Balance” characteristics.

14.	Using the:
a.	Original Balance Piece In Trust ($) and
b.	Original Balance Piece Non-Trust ($)

of each Pari Passu Mortgage Loan (as defined in Note 20 of Exhibit 2 to Attachment A), both as shown on the Final Data File, we recalculated the “Total Original Balance Pari Passu Debt ($)” of each Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Mortgage Loans that are not Pari Passu Mortgage Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Total Original Balance Pari Passu Debt ($)” characteristic.

Attachment A Page 9 of 14

15.	For each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the applicable Source Documents and the applicable information that is described in Note 20 of Exhibit 2 to Attachment A (and in the case of the Fair Oaks Mall Mortgage Loan, the Fair Oaks Mall Amortization Schedule) to recalculate the combined principal balance of the Pari Passu Mortgage Loan and the related Companion Loan(s) (as defined in Note 20 of Exhibit 2 to Attachment A) as of the Cut-off Date (the “Total Current Balance Pari Passu Debt ($)”) and as of the maturity date of the Pari Passu Mortgage Loan (the “Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust)”), assuming all scheduled payments of principal and/or interest are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure:
a.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less,
b.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to not include the Christiana Mall Subordinate Companion Loans (as defined in Note 20 of Exhibit 2 to Attachment A) with respect to the Christiana Mall Mortgage Loan (as defined in Note 20 of Exhibit 2 to Attachment A) and
c.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to not include the Fair Oaks Mall Subordinate Companion Loans with respect to the Fair Oaks Mall Mortgage Loan.

For the Mortgage Loans that are not Pari Passu Mortgage Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Total Current Balance Pari Passu Debt ($)” and “Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust)” characteristics.

16.	Using the:
a.	Total Additional Debt Original Balance,
b.	Total Original Balance Pari Passu Debt ($),
c.	Additional Debt Current Balance ($),
d.	Total Current Balance Pari Passu Debt ($),
e.	Total Additional Debt Maturity Balance and
f.	Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust)

of each Pari Passu Mortgage Loan and Mortgage Loan with Additional Debt, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Original Debt Balance (Pari + B-note + Mezz),
ii.	Total Debt Current Balance ($) and
iii.	Total Debt Maturity Balance (Pari + B-Note + Mezz)

of each Pari Passu Mortgage Loan and Mortgage Loan with Additional Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

Attachment A Page 10 of 14

16. (continued)

For the Mortgage Loans on the Final Data File which are not Pari Passu Mortgage Loans or Mortgage Loans with Additional Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed in i. through iii. above.

17.	Using the:
a.	Seasoning,
b.	Original Amortization,
c.	Original Term,
d.	I/O Period and
e.	Original Lockout

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Remaining Amortization (except for the Interest Only Loans, which are described in the succeeding paragraph of this Item 17.),
ii.	Remaining Term and
iii.	Lockout Remaining

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Remaining Amortization” characteristic.

18.	Using the:
a.	Master Servicing Fee Rate,
b.	Primary Servicing Fee Rate and
c.	Subservicer Fee

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Servicer Fee” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

19.	Using the:
a.	Servicer Fee,
b.	Trustee & Paying Agent Fee,
c.	Operating Advisor Fee,
d.	ARR Fee,
e.	CREFC Fee and
f.	Certificate Administrator Fee

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Admin. Fee %” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 11 of 14

20.	Using the:
a.	Interest Rate % and
b.	Admin. Fee %

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Mortgage Rate %” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

21.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus and
c.	The applicable assumptions and calculation methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, which are described in the succeeding paragraphs of this Item 21.,

we recalculated the:

i.	U/W NOI DSCR (x),
ii.	U/W NCF DSCR (x),
iii.	Current LTV (%),
iv.	Maturity/ARD LTV (%),
v.	% of Initial Pool Balance,
vi.	Annual Debt Service Amount ($),
vii.	Current U/W NOI Debt Yield (%),
viii.	Current U/W NCF Debt Yield (%),
ix.	Original Loan/Unit,
x.	Current Balance per Unit ($) and
xi.	Maturity Balance per Unit

of each Mortgage Loan and, with respect to item v. above, of each Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to round the “U/W NOI DSCR (x)” and “U/W NCF DSCR (x)” to two decimal places and the “Current LTV (%),” “Maturity/ARD LTV (%),” “Current U/W NOI Debt Yield (%)” and “Current U/W NCF Debt Yield (%)” to the nearest 1/10th of one percent.

Attachment A Page 12 of 14

21. (continued)

For the Underlying Properties associated with each Multiple Property Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the:

a.	U/W NOI DSCR (x),
b.	U/W NCF DSCR (x),
c.	Current LTV (%),
d.	Maturity/ARD LTV (%),
e.	Current U/W NOI Debt Yield (%),
f.	Current U/W NCF Debt Yield (%),
g.	Original Loan/Unit,
h.	Current Balance per Unit ($) and
i.	Maturity Balance per Unit

for the applicable Multiple Property Loan as the value for each of the characteristics listed in a. through i. above for each Underlying Property associated with such Multiple Property Loan.

For the Pari Passu Mortgage Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Aggregate Pari Passu Annual Debt Service,” as shown on the Final Data File, to recalculate the “U/W NOI DSCR (x)” and “U/W NCF DSCR (x)” characteristics.

For the Pari Passu Mortgage Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Total Current Balance Pari Passu Debt ($),” as shown on the Final Data File, to recalculate the:

a.	Current LTV (%),

b.	Current U/W NOI Debt Yield (%),

c.	Current U/W NCF Debt Yield (%) and

d.	Current Balance per Unit ($)

characteristics.

For the Pari Passu Mortgage Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust),” as shown on the Final Data File, to recalculate the “Maturity/ARD LTV (%)” and “Maturity Balance per Unit” characteristics.

For the Pari Passu Mortgage Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Total Original Balance Pari Passu Debt ($),” as shown on the Final Data File, to recalculate the “Original Loan/Unit” characteristic.

Attachment A Page 13 of 14

22.	Using the:
a.	Aggregate Pari Passu Annual Debt Service and
b.	Additional Debt Annual Debt Service

of each Pari Passu Mortgage Loan and Mortgage Loan with Additional Debt, both as shown on the Final Data File, we recalculated the “Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service” of each Pari Passu Mortgage Loan and Mortgage Loan with Additional Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Mortgage Loans which are not Pari Passu Mortgage Loans or Mortgage Loans with Additional Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service” characteristic.

23.	Using:
a.	Information on the Final Data File and
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus,

we recalculated the:

i.	Total Debt NOI DSCR,
ii.	Total Debt UW NCF DSCR (x),
iii.	Total Debt Current LTV (%),

iv.	Total Debt MAT_LTV,

v.	Total Debt UW NOI Debt Yield (%),

vi.	Total Debt NCF DY and

vii.	Total Debt Per Unit

of each Pari Passu Mortgage Loan and Mortgage Loan with Additional Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, to round the “Total Debt NOI DSCR” and “Total Debt UW NCF DSCR (x)” to two decimal places and the “Total Debt Current LTV (%),” “Total Debt MAT_LTV,” “Total Debt UW NOI Debt Yield (%)” and “Total Debt NCF DY” to the nearest 1/10th of one percent.

For the Mortgage Loans which are not Pari Passu Mortgage Loans or Mortgage Loans with Additional Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” as the value for each of the characteristics listed in i. through vii. above.

Attachment A Page 14 of 14

23. (continued)

For the Underlying Properties associated with each Pari Passu Mortgage Loan or Mortgage Loan with Additional Debt that is also a Multiple Property Loan (collectively, the “Multiple Property Loans with Pari Passu or Additional Debt”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the:

a.	Total Debt NOI DSCR,

b.	Total Debt UW NCF DSCR (x),

c.	Total Debt Current LTV (%),
d.	Total Debt MAT_LTV,
e.	Total Debt UW NOI Debt Yield (%),
f.	Total Debt NCF DY and
g.	Total Debt Per Unit

of each Multiple Property Loan with Pari Passu or Additional Debt as the value for each of the characteristics listed in a. through g. above for each Underlying Property associated with such Multiple Property Loan with Pari Passu or Additional Debt.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers

• GNL Portfolio • Liberty Portfolio • Fidelis Portfolio • Shelbourne Global Portfolio II	Original Balance ($), Current Balance ($) and Maturity/ARD Balance ($)	The “Original Balance ($),” “Current Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the Underlying Property original principal balance allocations for the respective Whole Loan (as defined in Note 20 of Exhibit 2 to Attachment A) that are stated in the applicable Data Source (as defined in Note 20 of Exhibit 2 to Attachment A)

• Virginia Beach Hotel Portfolio • Pangea 21 • Friedman Portfolio	Original Balance ($), Current Balance ($) and Maturity/ARD Balance ($)	The “Original Balance ($),” “Current Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Appraised Value ($)” for each respective Underlying Property that is stated in the applicable Source Document

• TX-OK Portfolio • RHW Multifamily Portfolio • Hostess Industrial Portfolio	Original Balance ($)	The “Original Balance ($)” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

	Current Balance ($) and Maturity/ARD Balance ($)	The “Current Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Mortgage Loan Sellers” columns that have not previously been defined are defined in Attachment A and Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
City (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
Zip Code	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
Property Type (see Note 2)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Property Type Code (see Notes 2 and 3)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Property Sub-type (see Note 4)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Unit of Measure	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Year Built (see Note 4)	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated (see Note 4)	Appraisal Report, Engineering Report or Phase I Environmental Report
Units	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Net Rentable Square Feet Number (see Note 5)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Net Rentable Square Feet Securitization Number (see Note 5)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Units Beds Rooms Number (see Note 5)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Units Beds Rooms Securitization Number (see Note 5)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Occupancy % (see Note 4)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Underwriter’s Summary Report
Occupancy Date (see Note 6)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Underwriter’s Summary Report

Exhibit 2 to Attachment A

Property Information: (continued)

Characteristic	Source Document(s)

Master Lease (Y/N)	Loan Agreement or Master Lease Agreement
Master Lease Details	Master Lease Agreement
Property Manager	Management Agreement or Loan Agreement
Hotel Franchise Flag (see Note 4)	Franchise Agreement
Franchise Agreement Expiration (see Note 4)	Franchise Agreement

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 7)	Appraisal Report
Appraisal Date (see Note 7)	Appraisal Report
As-is Date of Valuation	Appraisal Report
As-is Appraised Value	Appraisal Report
Appraiser Designation	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Appraised CapRate (%)	Appraisal Report
Valuation Source Securitization Code (see Note 3)	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Report Date	Phase I Environmental Report
Environmental Report Type	Phase I Environmental Report
Phase II Recommended	Phase I Environmental Report
Phase II Performed (see Note 8)	Phase II Environmental Report
Seismic Report Date (see Note 9)	Seismic Report
Seismic Zone (see Note 9)	Seismic Report
PML % (see Note 9)	Seismic Report
Earthquake Insurance (see Note 10)	Certificate of Property Insurance or Insurance Review Document
Environmental Insurance (see Note 11)	Certificate of Environmental Insurance or Insurance Review Document
Blanket Insurance Policy (Y/N)	Certificate of Property Insurance or Insurance Review Document
Single Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report

Exhibit 2 to Attachment A

Major Tenant Information: (see Note 12)

Characteristic	Source Document(s)

Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Lease Expiration (see Notes 4 and 13)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Second Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Lease Expiration (see Note 13)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Third Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Lease Expiration (see Note 13)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Lease Expiration (see Note 13)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Lease Expiration (see Notes 4 and 13)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel

Underwriting Information: (see Note 14)

Characteristic	Source Document(s)

U/W Revenues ($)	Underwriter’s Summary Report
U/W Expenses ($)	Underwriter’s Summary Report
U/W Net Operating Income ($)	Underwriter’s Summary Report
U/W Capital Items ($)	Underwriter’s Summary Report
U/W Net Cash Flow ($)	Underwriter’s Summary Report
U/W Economic Occupancy (%)	Underwriter’s Summary Report
Most Recent Revenues ($)	Underwriter’s Summary Report
Most Recent Expenses ($)	Underwriter’s Summary Report
Most Recent NOI ($)	Underwriter’s Summary Report
As of	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

2015 Revenues ($)	Underwriter’s Summary Report
2015 Expenses ($)	Underwriter’s Summary Report
2015 NOI ($)	Underwriter’s Summary Report
2016 Revenues ($)	Underwriter’s Summary Report
2016 Expenses ($)	Underwriter’s Summary Report
2016 NOI ($)	Underwriter’s Summary Report
2017 Revenues ($)	Underwriter’s Summary Report
2017 Expenses ($)	Underwriter’s Summary Report
2017 NOI ($)	Underwriter’s Summary Report
Most Recent Occupancy (see Note 15)	Underwriter’s Summary Report or Property Occupancy History Report
Most Recent Occupancy Date (see Note 15)	Underwriter’s Summary Report or Property Occupancy History Report
Second Most Recent Occupancy (see Note 15)	Underwriter’s Summary Report or Property Occupancy History Report
Second Most Recent Occupancy Date (see Note 15)	Underwriter’s Summary Report or Property Occupancy History Report
Third Most Recent Occupancy (see Note 15)	Underwriter’s Summary Report or Property Occupancy History Report
Third Most Recent Occupancy Date (see Note 15)	Underwriter’s Summary Report or Property Occupancy History Report

Hotel Operating Information: (see Note 16)

Characteristic	Source Document

2015 Occupancy (%)	Underwriter’s Summary Report
2015 ADR ($)	Underwriter’s Summary Report
2015 RevPAR ($)	Underwriter’s Summary Report
2016 Occupancy (%)	Underwriter’s Summary Report
2016 ADR ($)	Underwriter’s Summary Report
2016 RevPAR ($)	Underwriter’s Summary Report
2017 Occupancy (%)	Underwriter’s Summary Report
2017 ADR ($)	Underwriter’s Summary Report
2017 RevPAR ($)	Underwriter’s Summary Report
Most Recent Occupancy (%)	Underwriter’s Summary Report
Most Recent ADR ($)	Underwriter’s Summary Report
Most Recent RevPAR ($)	Underwriter’s Summary Report
UW Occupancy (%)	Underwriter’s Summary Report
UW ADR ($)	Underwriter’s Summary Report
UW RevPAR ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document(s)

Monthly Capex Reserve ($) (see Note 17)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly TI/LC Reserve ($) (see Note 17)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly Environmental Reserve ($) (see Note 17)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly RE Tax Reserve ($)	Closing Statement or Tax Escrow Analysis
Monthly Insurance Reserve ($)	Closing Statement or Insurance Escrow Analysis
Monthly Other Reserve ($) (see Note 17)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly Debt Service Reserve (see Note 17)	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Monthly Description (see Note 4)	Closing Statement, Loan Agreement or Loan Modification Agreement
CapEx Reserve Cap ($) (see Note 18)	Loan Agreement or Loan Modification Agreement
TI/LC Reserve Cap ($) (see Note 18)	Loan Agreement or Loan Modification Agreement
Environmental Reserve Cap ($) (see Note 18)	Loan Agreement or Loan Modification Agreement
RE Tax Reserve Cap ($) (see Note 18)	Loan Agreement or Loan Modification Agreement
Insurance Reserve Cap ($) (see Note 18)	Loan Agreement or Loan Modification Agreement
Debt Service Reserve Cap ($) (see Note 18)	Loan Agreement or Loan Modification Agreement
Other Reserve Cap ($) (see Note 18)	Loan Agreement or Loan Modification Agreement
Upfront TI/LC Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Capex Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Engineering Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Environmental Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront RE Tax Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Tax Escrow Analysis
Upfront Insurance Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Insurance Escrow Analysis
Upfront Debt Service Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Other Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Upfront Description	Closing Statement, Loan Agreement or Loan Modification Agreement
RE Tax Escrow Cash or LOC (see Note 19)	Closing Statement, Loan Agreement, Loan Modification Agreement or Tax Escrow Analysis

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Insurance Escrow Cash or LOC (see Note 19)	Closing Statement, Loan Agreement, Loan Modification Agreement or Insurance Escrow Analysis
Capex Escrow Cash or LOC (see Note 19)	Closing Statement, Loan Agreement or Loan Modification Agreement
TI/LC Reserve Cash or LOC (see Note 19)	Closing Statement, Loan Agreement or Loan Modification Agreement
Envir. Escrow Cash or LOC (see Note 19)	Closing Statement, Loan Agreement or Loan Modification Agreement
Debt Service Reserve Cash or LOC (see Note 19)	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Reserve Cash or LOC (see Note 19)	Closing Statement, Loan Agreement or Loan Modification Agreement
Holdback	Closing Statement, Loan Agreement or Loan Modification Agreement
Holdback Amt	Closing Statement, Loan Agreement or Loan Modification Agreement
Holdback Desc.	Closing Statement, Loan Agreement or Loan Modification Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Promissory Note, Loan Agreement or Loan Modification Agreement
Delaware LLC or LP? (Yes/No)	Promissory Note, Loan Agreement or Loan Modification Agreement
Delaware Statutory Trust (Yes/No)	Promissory Note, Loan Agreement or Loan Modification Agreement
SPE State	Promissory Note, Loan Agreement or Loan Modification Agreement
Principal/Carveout Guarantor	Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Original Balance ($) (see Note 20)

For all Mortgage Loans:

•        Promissory Note, Loan Agreement or Loan Modification Agreement

For Underlying Properties associated with Multiple Property Loans:

•        Multiple Property Loan calculation methodologies described on Exhibit 1 to Attachment A

Loan Structure Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Balance Piece In Trust ($) (see Note 20)	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Original Balance Piece Non-Trust ($) (see Note 20)	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Rate %	Promissory Note, Loan Agreement or Loan Modification Agreement
Report Period Interest Rate Percentage	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Interest Rate Type Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Monthly Debt Service Amount ($) (see Notes 20, 21 and 22)	Promissory Note, Loan Agreement or Loan Modification Agreement
Aggregate Pari Passu Annual Debt Service (see Note 20)	Promissory Note, Loan Agreement or Loan Modification Agreement
First Payment Date (see Note 23)	Promissory Note, Loan Agreement or Loan Modification Agreement
Amortization Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Type Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Frequency Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Accrual Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Accrual Method Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Only Indicator (see Note 24)	Promissory Note, Loan Agreement or Loan Modification Agreement
ARD Loan	Loan Agreement or Loan Modification Agreement
ARD Step Up (%)	Loan Agreement or Loan Modification Agreement
Post-ARD Hyper Am? (Yes/No)	Loan Agreement or Loan Modification Agreement
Partial IO Loan First P&I Payment	Promissory Note, Loan Agreement or Loan Modification Agreement
Maturity/ARD Date (see Note 25)	Promissory Note, Loan Agreement or Loan Modification Agreement
Hyper Amortizing Date	Loan Agreement or Loan Modification Agreement
Final Maturity Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period (Default)	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period (Late Payment)	Promissory Note, Loan Agreement or Loan Modification Agreement
Note Date	Promissory Note

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Lockbox (Y/N)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockbox Trigger	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockbox Type (see Note 26)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockbox In-place	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Cash Management (see Note 27)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockout End Date (see Notes 28 and 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Lockout/Defeasance End Date (AL) (see Notes 28 and 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance End Date (see Note 28)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maint. End Date (see Note 28)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Premiums End Date (see Note 28)	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Option Start Date (see Notes 29 and 30)	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Lockout (see Note 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Call Protection Description	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maint. Allowed	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maint. Provision	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Summary	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Allowed	Promissory Note, Loan Agreement or Loan Modification Agreement
Remaining Defeasance Payments (see Note 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Remaining Yield Maintenance Payments (see Note 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Open Payments	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Provisions (see Note 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance Begin Date (see Note 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Open Period Begin Date	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Yield Maintenance Index	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance Discount	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance Margin	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance Calculation Method	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Premium Indicator (see Note 31)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Release Permitted (Y/N)	Loan Agreement or Loan Modification Agreement
Partial Release Provisions	Loan Agreement or Loan Modification Agreement
Single Purpose Entity (Yes/No)	Promissory Note, Loan Agreement or Loan Modification Agreement
Number of Independent Directors	Promissory Note, Loan Agreement or Loan Modification Agreement
Title Type	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position Securitization Code (see Note 3)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Ground Lease Annual Payment (see Note 4)	Ground Lease, Ground Lease Estoppel or Underwriter’s Summary Report
Ground Lease Escalation Terms (see Note 4)	Ground Lease or Ground Lease Estoppel
Ground Lease Expiration (see Note 4)	Ground Lease or Ground Lease Estoppel
Ground Lease Fully Extended Expiration (see Note 4)	Ground Lease or Ground Lease Estoppel
Ground Lease Extension Terms (see Note 4)	Ground Lease or Ground Lease Estoppel
Crossed Loan	Promissory Note, Loan Agreement or Loan Modification Agreement
Letter of Credit	Letter of Credit, Loan Agreement or Loan Modification Agreement
Description of LOC	Letter of Credit, Loan Agreement or Loan Modification Agreement
Counterparty of LOCs	Letter of Credit, Loan Agreement or Loan Modification Agreement
Additional Debt Permitted (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Type of Addit Debt Permitted	Promissory Note, Loan Agreement or Loan Modification Agreement
Additional Debt Exist (Y/N) (see Note 32)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Total Additional Debt Original Balance (see Note 32)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Additional Debt Type(s) (see Note 32)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Additional Debt Interest Rate % (see Note 32)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Additional Debt Annual Debt Service (see Notes 32 and 33)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Condominium Present?	Loan Agreement or Loan Modification Agreement
Non Consolidation Opinion (Yes/No)	Non-Consolidation Opinion, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Tenant-in-Common	Promissory Note, Loan Agreement or Loan Modification Agreement
TIC Borrower? (Yes/No)	Promissory Note, Loan Agreement or Loan Modification Agreement
Due on Sale	Loan Agreement or Loan Modification Agreement
Due on Encumbrance	Loan Agreement or Loan Modification Agreement
Mortgage Assumable?	Loan Agreement or Loan Modification Agreement
Assumption Fee	Loan Agreement or Loan Modification Agreement
Previous Securitization (see Note 34)	Bloomberg Screenshot or Trepp Screenshot

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Property Type” and “Property Type Code” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent (except for the mortgaged properties described in the succeeding paragraph of this Note 2), as shown in the applicable Source Document(s).

For the mortgaged properties identified on the Combined Data File as:

a.	West Covina Village,
b.	Round Hill Square and
c.	White Clay Office Park,

both which are secured by more than one property type, as shown in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “Mixed Use” for the “Property Type” characteristic and “MU” for the “Property Type Code” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

3.	For the purpose of comparing the:
a.	Property Type Code,
b.	Valuation Source Securitization Code,
c.	Loan Structure Code,
d.	Original Interest Rate Type Code,
e.	Payment Type Code,
f.	Payment Frequency Code,
g.	Interest Accrual Method Code and
h.	Lien Position Securitization Code

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) listed for each characteristic and the corresponding information relating to such characteristic that is contained in the EDGAR ABS XML Technical Specification Document.

4.	For each Mortgage Loan and Underlying Property listed in Table A1, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even though the information in the “Provided Value” column did not agree with the corresponding information in the “Source Document Value” column that was shown in the applicable Source Document(s).

Table A1:
Mortgage Loan Seller	Mortgage Loan	Underlying Property	Characteristic	Source Document Value	Provided Value

Barclays	Virginia Beach Hotel Portfolio	NAP	Other Monthly Description	Ground Rent Reserve	Parking and Retail Lease Reserve
		Hilton Garden Inn Virginia Beach Oceanfront	Property Sub-type Ground Lease Annual Payment	Select Service No Source Document	Full Service <blank>
			Ground Lease Escalation Terms	No Source Document	<blank>
			Ground Lease Expiration	No Source Document	<blank>
			Ground Lease Fully Extended Expiration	No Source Document	<blank>
			Ground Lease Extension Terms	No Source Document	<blank>
		Hilton Virginia Beach Oceanfront	Ground Lease Annual Payment Ground Lease Escalation Terms	Various Various	<blank> <blank>
			Ground Lease Expiration	Various	<blank>
			Ground Lease Fully Extended Expiration	Various	<blank>
			Ground Lease Extension Terms	Various	<blank>

Exhibit 2 to Attachment A

Notes: (continued)

4. (continued)

Table A1: (continued)
Mortgage Loan Seller	Mortgage Loan	Underlying Property	Characteristic	Source Document Value	Provided Value

Cantor	Moffett Towers – Buildings E,F,G	NAP	Property Sub-type	Suburban	CBD

Cantor	The Shops at Solaris	NAP	Property Sub-type	Unanchored	Lifestyle Center

KeyBank	Dream Inn	NAP	Year Built	1962, 1972	1962, 1972, 2009

Starwood	West Covina Village	NAP	Year Renovated	1987	2017

Starwood	Storage Xxtra Stockbridge	NAP	Occupancy %	94.1%	94.5%

Starwood	Storage Xxtra Raymond Hill	NAP	Occupancy %	86.3%	87.4%

Starwood	Residence Inn by Marriott Phoenix Desert View at Mayo Clinic	NAP	Hotel Franchise Flag Franchise Agreement Expiration	No Source Document No Source Document	Residence Inn by Marriott, LLC 03/25/2039

KeyBank	Alex Park South	NAP	Lease Expiration	02/28/2024	06/30/2022

Starwood	Lincoln Commonwealth Center	NAP	5th Largest Tenant Expiration	10/31/2018	MTM

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor.

5.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics only for mortgaged properties on the Combined Data File with the “Property Type” characteristic as “Office,” “Retail,” “Mixed Use” or “Industrial.” For each mortgaged property on the Combined Data File that does not have the “Property Type” characteristic as “Office,” “Retail,” “Mixed Use” or “Industrial,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics.

Exhibit 2 to Attachment A

Notes: (continued)

5. (continued)

The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics only for mortgaged properties on the Combined Data File with the “Property Type” characteristic as “Hotel,” “Multifamily” or “Self Storage.” For each mortgaged property on the Combined Data File that does not have the “Property Type” characteristic as “Hotel,” “Multifamily” or “Self Storage,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics.

6.	For each Mortgage Loan and Underlying Property on the Combined Data File with the “Single Tenant” characteristic as “Yes” (except for the Underlying Property described in the succeeding paragraph of this Note 6), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Note Date” of the related Mortgage Loan for the “Occupancy Date” characteristic.

For the Underlying Property identified on the Combined Data File as “8501 East Raintree Drive,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the occupancy date, as shown in the applicable Source Document, for the “Occupancy Date” characteristic.

7.	For the mortgaged properties on the Combined Data File with the “Appraisal Value Type (As Is / As Stabilized / As Complete)” characteristic as “As Is (PIP Extraordinary Assumption),” “As Stabilized,” “As Portfolio” or “Hypothetical As Is,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the corresponding appraised value and date associated with such appraised value, each as shown in the applicable Source Document(s), for the “Appraised Value ($)” and “Appraisal Date” characteristics, respectively.

8.	For the purpose of comparing the “Phase II Performed” characteristic, the Mortgage

Loan Sellers, on behalf of the Depositor, instructed us to use:

a.	“No” if the “Phase II Recommended” characteristic on the Combined Data File is “No,”
b.	“No” if the “Phase II Recommended” characteristic on the Combined Data File is “Yes” and there is not a phase II environmental report Source Document in the related loan file and
c.	“Yes” if the “Phase II Recommended” characteristic on the Combined Data File is “Yes” and there is a phase II environmental report Source Document in the related loan file.

Exhibit 2 to Attachment A

Notes: (continued)

9.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the:
a.	Seismic Report Date,
b.	Seismic Zone and
c.	PML %

characteristics only for mortgaged properties that contain a seismic report Source Document in the related loan file.

10.	For the purpose of comparing the “Earthquake Insurance” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” if the “PML %” characteristic on the Combined Data File is greater than or equal to 20% and the certificate of property insurance or insurance review document Source Document indicates that earthquake insurance is in place. If the “PML %” characteristic on the Combined Data File is less than 20% or is “<blank>” (except for the mortgaged property described in the succeeding paragraph of this Note10.), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “No” for the “Earthquake Insurance” characteristic, even if the certificate of property insurance or insurance review document Source Document indicates that earthquake insurance is in place.

For the purpose of comparing the “Earthquake Insurance” characteristic for the mortgaged property that secures the Mortgage Loan identified on the Combined Data File as “Moffett Towers – Buildings E,F,G” (the “Moffett Towers – Buildings E,F,G Mortgage Loan”), which has the “PML %” characteristic, as shown on the Combined Data File, as “13%,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us use to “Yes” for the “Earthquake Insurance” characteristic as the insurance review document Source Document shows earthquake insurance is in place.

11.	For the purpose of comparing the “Environmental Insurance” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” if there is a certificate of environmental insurance or insurance review document Source Document in the related loan file which indicates that environmental insurance is in place.

12.	For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, all as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant only if the lease for each space has the same lease expiration date (except for the mortgaged properties described in the succeeding paragraphs of this Note 12), all as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

12. (continued)

For the purpose of comparing the “Major Tenant Information” characteristics for the mortgaged property identified on the Combined Data File as “Liberty Center at Rio Salado” (the “Liberty Center at Rio Salado Mortgaged Property”), which partially secures the Liberty Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to combine the spaces leased by the tenant identified as “Centene Management Company, LLC” in the underwritten rent roll Source Document, and to use the lease expiration date for the lease associated with the related space that has the largest square footage.

For the purpose of comparing the “Major Tenant Information” characteristics for the mortgaged property that secures the Mortgage Loan identified on the Combined Data File as “Troy Place,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to combine the spaces leased by the tenant identified as “Dynamic Acquisition Co., LLC” in the underwritten rent roll Source Document, and to use the lease expiration date for the lease associated with the related space that has the largest square footage.

For the purpose of comparing the “Major Tenant Information” characteristics for the mortgaged property that secures the Mortgage Loan identified on the Combined Data File as “Zenith Ridge,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to combine the spaces leased by the tenant identified as “EQT Corp.” in the underwritten rent roll Source Document, and to use the lease expiration date for the lease associated with the related space that has the largest square footage.

For the purpose of comparing the “Major Tenant Information” characteristics for the mortgaged property that secures the Moffett Towers – Buildings E,F,G Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to combine the spaces leased by the tenant identified as “Amazon” in the underwritten rent roll Source Document, and to use the lease expiration date for the lease associated with the related space that has the largest square footage.

For the purpose of comparing the “Major Tenant Information” characteristics for the mortgaged property identified on the Combined Data File as “6301 North Broadway” (the “6301 North Broadway Mortgaged Property”), which partially secures the Mortgage Loan identified on the Combined Data File as “Hostess Industrial Portfolio,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to combine the spaces leased by the tenant identified as “Ronnoco” in the underwritten rent roll Source Document, and to use the lease expiration date for the lease associated with the related space that has the largest square footage.

Exhibit 2 to Attachment A

Notes: (continued)

12. (continued)

For the purpose of comparing the “Major Tenant Information” characteristics for the mortgaged property that secures the Mortgage Loan identified on the Combined Data File as “College Park,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to combine the spaces leased by the tenant identified as “Keller Williams Foothill” in the underwritten rent roll Source Document, and to use the lease expiration date for the lease associated with the related space that has the largest square footage.

For the purpose of comparing the “Major Tenant Information” characteristics for the mortgaged property that secures the Mortgage Loan identified on the Combined Data File as “Lincoln Commonwealth Center,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to combine the spaces leased by the tenant identified as “California Alternative Caregivers” in the underwritten rent roll Source Document, and to use the lease expiration date for the lease associated with the related space that has the largest square footage.

13.	For the purpose of comparing the:
a.	Lease Expiration,
b.	2nd Largest Tenant Lease Expiration,
c.	3rd Largest Tenant Lease Expiration,
d.	4th Largest Tenant Lease Expiration and
e.	5th Largest Tenant Lease Expiration

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the applicable month if the applicable Source Document(s) only showed the month and year of expiration.

14.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of +/- $3 or less.

15.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the:
a.	Most Recent Occupancy,
b.	Most Recent Occupancy Date,
c.	Second Most Recent Occupancy,
d.	Second Most Recent Occupancy Date,
e.	Third Most Recent Occupancy and
f.	Third Most Recent Occupancy Date

characteristics only for the fifteen largest Mortgage Loans on the Combined Data File (based on the “Current Balance ($)” of each Mortgage Loan, as defined in Item 11. of Attachment A).

For the Liberty Center at Rio Salado Mortgaged Property that partially secures the Liberty Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAV” as the value for each of the characteristics listed in a. through f. above.

Exhibit 2 to Attachment A

Notes: (continued)

16.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Hotel Operating Information” characteristics only for Mortgage Loans and Underlying Properties on the Combined Data File with the “Property Type” characteristic as “Hotel.”

17.	For the purpose of comparing the:
a.	Monthly Capex Reserve ($),
b.	Monthly TI/LC Reserve ($),
c.	Monthly Environmental Reserve ($),
d.	Monthly Other Reserve ($) and
e.	Monthly Debt Service Reserve

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

i.	Use the monthly amounts, as shown in the applicable Source Document(s), if the related upfront reserve amounts, as shown in the applicable Source Document(s), were less than the related reserve cap amounts, as shown in the applicable Source Document(s), and
ii.	Use “Springing” if the related upfront reserve amounts, as shown in the applicable Source Document(s), were equal to or greater than the related reserve cap amounts, as shown in the applicable Source Document(s).

Additionally, for any of the characteristics listed in a. through e. above for which the value on the Combined Data File was “Springing,” we performed no procedures to determine if the balance in the related reserve account as of the Cut-off Date is equal to or greater than the related reserve cap amounts, as shown in the applicable Source Document(s).

18.	For the purpose of comparing the:
a.	CapEx Reserve Cap ($),
b.	TI/LC Reserve Cap ($),
c.	Environmental Reserve Cap ($),
d.	RE Tax Reserve Cap ($),
e.	Insurance Reserve Cap ($),
f.	Debt Service Reserve Cap ($) and
g.	Other Reserve Cap ($)

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the reserve cap amounts that are shown in the applicable Source Document(s) regardless of whether there are any stipulations that have suspended or may potentially suspend the related reserve cap.

Exhibit 2 to Attachment A

Notes: (continued)

19.	For the purpose of comparing the:
a.	RE Tax Escrow Cash or LOC,
b.	Insurance Escrow Cash or LOC,
c.	Capex Escrow Cash or LOC,
d.	TI/LC Reserve Cash or LOC,
e.	Envir. Escrow Cash or LOC,
f.	Debt Service Reserve Cash or LOC and
g.	Other Reserve Cash or LOC

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use either “Cash” or “LOC” (based on the information described in the applicable Source Document(s)) if there is an upfront reserve in place and to use “<blank>” if there is no upfront reserve in place.

20.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that the Mortgage Loans listed in Table A2 (each, a “Pari Passu Mortgage Loan”) are each comprised of one or more portions of a mortgage whole loan (each, a “Whole Loan”) which also has one or more pari-passu portions that will not be assets of the Issuing Entity (each, a “Companion Loan”). Additionally, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that:
a.	With respect to the Pari Passu Mortgage Loan identified on the Combined Data File as “Christiana Mall” (the “Christiana Mall Mortgage Loan”), the related Whole Loan (the “Christiana Mall Whole Loan”) also has three subordinate secured notes that will not be assets of the Issuing Entity (the “Christiana Mall Subordinate Companion Loans”) and
b.	With respect to the Pari Passu Mortgage Loan identified on the Combined Data File as “Fair Oaks Mall” (the “Fair Oaks Mall Mortgage Loan”), the related Whole Loan (the “Fair Oaks Mall Whole Loan”) also has two subordinate secured notes that will not be assets of the Issuing Entity (the “Fair Oaks Mall Subordinate Companion Loans”).

Exhibit 2 to Attachment A

Notes: (continued)

20. (continued)

For each Whole Loan listed in Table A2, the applicable Source Document or other schedule, as applicable (each, a “Client Provided Schedule,” together with the Source Documents, the “Data Sources”), provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, listed in the “Data Source” column of Table A2 indicates that the Whole Loan was split into multiple components which are pari-passu with each other, and also, with respect to the Christiana Mall Whole Loan and Fair Oaks Mall Whole Loan, one or more components that are subordinate to the related Mortgage Loan and Companion Loans (each such component, a “Note Component”), which are listed in the “Note Component(s)” column of Table A2.

Table A2:
Whole Loan	Mortgage Loan Seller(s)	Mortgage Loan and Companion Loan(s)	Note Component(s)	Amortization Type	Data Source

Christiana Mall	Barclays	Mortgage Loan Companion Loans	A-1-C, A-1-E A-1-A, A-1-B, A-1-D, A-2-A, A-2-B, A-2-C, A-2-D, A-2-E, A-3-A, A-3-B, A-3-C	Interest Only	Draft Amended Promissory Notes(1) and Loan Agreement
		Subordinate Companion Loans	B-1, B-2, B-3

GNL Portfolio	KeyBank	Mortgage Loan Companion Loans	A-1 A-2, A-3	Interest Only	Loan Agreement

Liberty Portfolio	Barclays/Cantor	Mortgage Loan Companion Loans	A-4, A-6 A-1, A-2, A-3, A-5, A-7, A-8	Interest Only	Loan Agreement

Fidelis Portfolio	Starwood	Mortgage Loan Companion Loans	A-1 A-2, A-3	Balloon	Amended Promissory Notes and Loan Agreement

Home Depot Technology Center	Barclays	Mortgage Loan Companion Loan	A-1 A-2	ARD-Interest Only	Loan Modification Agreement

Virginia Beach Hotel Portfolio	Barclays	Mortgage Loan Companion Loans	A-2 A-1, A-3	IO-Balloon	Amended Promissory Notes and Loan Agreement

Shelbourne Global Portfolio II	Cantor	Mortgage Loan Companion Loans	A-1, A-3 A-2, A-4, A-5	Interest Only	Loan Agreement

Zenith Ridge	Starwood	Mortgage Loan Companion Loans	A-3, A-4, A-5 A-1, A-2	IO-Balloon	Loan Agreement

Moffett Towers – Buildings E,F,G	Cantor	Mortgage Loan Companion Loans	A-2-2 A-1-1, A-1-2, A-1-3, A-1-4, A-2-1, A-3, A-4, A-5, A-6, A-7	Interest Only	Loan Modification Agreement

Exhibit 2 to Attachment A

Notes: (continued)

20. (continued)

Table A2: (continued)
Whole Loan	Mortgage Loan Seller(s)	Mortgage Loan and Companion Loan(s)	Note Component(s)	Amortization Type	Data Source

Moffett Towers II – Building 1	Barclays	Mortgage Loan Companion Loans	A-4 A-1, A-2, A-3-1, A-3-2, A-5	IO-Balloon	Amended Promissory Notes and Loan Agreement

The Shops at Solaris	Cantor	Mortgage Loan Companion Loan	A-2 A-1	Interest Only	Loan Agreement

One River Place	Barclays	Mortgage Loan Companion Loan	A-1 A-2	Interest Only	Draft Loan Modification Agreement(1)

Alex Park South	KeyBank	Mortgage Loan Companion Loan	A-2 A-1	IO-Balloon	Loan Modification Agreement

Fair Oaks Mall	Barclays	Mortgage Loan Companion Loans Subordinate Companion Loans	A-2-3 A-1-1, A-1-2, A-2-1, A-2-2, A-2-4 B-1, B-2	Balloon	Loan Modification Agreement

(1) The applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to treat any draft amended promissory notes and draft loan modification agreement as final.

For the avoidance of doubt, for the Christiana Mall Mortgage Loan and Fair Oaks Mall Mortgage Loan, all references herein to the related Companion Loans do not include the Christiana Mall Subordinate Companion Loans and Fair Oaks Mall Subordinate Companions Loans, respectively.

For the purpose of comparing the “Original Balance ($)” and “Original Balance Piece In Trust ($)” characteristics for each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use information in the applicable Data Source listed in the “Data Source” column of Table A2 for the “Note Component(s)” listed in the “Note Component(s)” column of Table A2 that are associated with the “Mortgage Loan” component(s) of each Whole Loan that are listed in the “Mortgage Loan and Companion Loan(s)” column of Table A2.

For the purpose of comparing the “Original Balance Piece Non-Trust ($)” characteristic for each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use information in the applicable Data Source listed in the “Data Source” column of Table A2 for the “Note Component(s)” listed in the “Note Component(s)” column of Table A2 that are associated with the “Companion Loan(s)” component(s) of each Whole Loan that are listed in the “Mortgage Loan and Companion Loan(s)” column of Table A2.

Exhibit 2 to Attachment A

Notes: (continued)

20. (continued)

For the purpose of comparing the “Aggregate Pari Passu Annual Debt Service” characteristic for each Pari Passu Mortgage Loan with “Interest Only” or “ARD-Interest Only” listed in the “Amortization Type” column of Table A2 (all of which have “Actual/360” for the “Accrual Type” characteristic on the Combined Data File), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Aggregate Pari Passu Annual Debt Service” as the product of:

a.	The sum of the:
i.	Original Balance Piece In Trust ($) and
ii.	Original Balance Piece Non-Trust ($),
b.	The Interest Rate % and
c.	365/360.

For the purpose of comparing the “Monthly Debt Service Amount ($)” characteristic for each Pari Passu Mortgage Loan with “Balloon” listed in the “Amortization Type” column of Table A2 (the “Balloon Pari Passu Mortgage Loans”) (except for the Fair Oaks Mall Mortgage Loan, which is described in the succeeding paragraph of this Note 20), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly principal and interest payment for the related Whole Loan that is shown in the applicable Data Source based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source.

For the purpose of comparing the “Monthly Debt Service Amount ($)” characteristic for the Fair Oaks Mall Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the average of the first 12 monthly principal and interest payments after the Cut-off Date for the related Whole Loan, as shown on the amortization schedule provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, for the Fair Oaks Mall Mortgage Loan (the “Fair Oaks Mall Amortization Schedule”), based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown on the Fair Oaks Mall Amortization Schedule.

For the purpose of comparing the “Aggregate Pari Passu Annual Debt Service” characteristic for the Balloon Pari Passu Mortgage Loans (except for the Fair Oaks Mall Mortgage Loan, which is described in the succeeding paragraph of this Note 20.), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Use the monthly principal and interest payment for the related Whole Loan that is shown in the applicable Data Source and
b.	Multiply the value described in clause a. above by 12.

Exhibit 2 to Attachment A

Notes: (continued)

20. (continued)

For the purpose of comparing the “Aggregate Pari Passu Annual Debt Service” characteristic for the Fair Oaks Mall Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Aggregate Pari Passe Annual Debt Service” as the product of:

a.	The average of the first 12 monthly principal and interest payments following the Cut-off Date for the related Whole Loan, as shown on the Fair Oaks Mall Amortization Schedule, and
b.	12.

For the purpose of comparing the “Monthly Debt Service Amount ($)” characteristic for each Pari Passu Mortgage Loan with “IO-Balloon” listed in the “Amortization Type” column of Table A2 (the “Partial I/O Pari Passu Mortgage Loans”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly principal and interest payment following the expiration of the “I/O Period” (as defined in Item 9. of Attachment A) for the related Whole Loan that is shown in the applicable Data Source based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source.

For the purpose of comparing the “Aggregate Pari Passu Annual Debt Service” characteristic for the Partial I/O Pari Passu Mortgage Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Use the monthly principal and interest payment following the expiration of the “I/O Period” for the related Whole Loan that is shown in the applicable Data Source and
b.	Multiply the value described in clause a. above by 12.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the:

a.	Original Balance Piece In Trust ($),
b.	Original Balance Piece Non-Trust ($) and
c.	Aggregate Pari Passu Annual Debt Service

characteristics.

Exhibit 2 to Attachment A

Notes: (continued)

21.	For the Mortgage Loans which have “Interest Only” or “ARD-Interest Only” for the “Amortization Type” characteristic on the Combined Data File (collectively, the “Interest Only Loans”), all of which have “Actual/360” for the “Accrual Type” characteristic on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service Amount ($)” characteristic as 1/12th of the product of:
a.	The “Original Balance ($),” as shown on the Combined Data File,
b.	The “Interest Rate %,” as shown on the Combined Data File, and
c.	365/360.

22.	For the purpose of comparing the “Monthly Debt Service Amount ($)” characteristic for the Mortgage Loans which have “IO-Balloon” for the “Amortization Type” characteristic on the Combined Data File (the “IO-Balloon Loans”) (except for the Partial I/O Pari Passu Mortgage Loans, which are described in Note 20 above), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Monthly Debt Service Amount ($)” following the expiration of the “I/O Period,” as shown in the applicable Source Document.

23.	For the purpose of comparing the “First Payment Date” characteristic for each Mortgage Loan on the Combined Data File where the applicable Source Document does not define the first payment date, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the “First Payment Date” is the “Payment Date” related to the first full interest accrual period, as shown in the applicable Source Document.

24.	For the purpose of comparing the “Interest Only Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for each Interest Only Loan and IO-Balloon Loan. For each Mortgage Loan that is not an Interest Only Loan or IO-Balloon Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Interest Only Indicator” characteristic.

25.	For the Mortgage Loans on the Combined Data File with the “ARD Loan” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the anticipated repayment date, as shown in the applicable Source Document, for the “Maturity/ARD Date” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

26.	For the purpose of comparing the “Lockbox Type” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the following definitions:
a.	Hard – the applicable Source Document(s) currently require tenants to pay rent or other income directly to the lockbox account. For hotel properties, the Mortgage Loan will be considered to have a hard lockbox if credit card companies or credit card clearing banks are required to deposit credit card receivables directly to the lockbox account, even if cash, checks or certain other payments are paid to the borrower or property manager prior to being deposited into the lockbox account,
b.	Soft – the applicable Source Document(s) currently require the related borrower or the property manager at the related mortgaged property to collect rents from tenants and pay all such rent directly to the lockbox account. In the case of certain flagged hotel properties, the manager may instead be required to deposit only the portion of such rent which is payable to the borrower, which may be net of hotel reserves, management fees and operating expenses and
c.	Springing – no lockbox account is currently in place and the related borrower (or the property manager) is responsible for paying debt service and funding all escrow and reserve accounts; provided, however, that upon the occurrence of certain triggering events enumerated in the applicable Source Document(s), the related borrower is required to implement either a hard lockbox or soft lockbox.

27.	For the purpose of comparing the “Cash Management” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the following definitions:
a.	In Place – for funds directed into a lockbox, such funds are generally not made immediately available to the related borrower, but instead are forwarded to a cash management account controlled by the lender and the funds are disbursed according to the applicable Source Document(s) with any excess remitted to the related borrower (unless an event of default under the applicable Source Document(s) or one or more specified trigger events have occurred and are outstanding) generally on a daily basis and
b.	Springing – for funds directed into a hard lockbox or soft lockbox, such funds are generally paid directly to the related borrower who pays debt service and funds all required escrow and reserve accounts (including debt service) from amounts received; provided, however, in some cases, that upon the occurrence of certain triggering events enumerated in the applicable Source Document(s), the cash management account converts to in-place cash management. Notwithstanding the foregoing, in the event that such triggering events are cured as provided in the applicable Source Document(s), in some cases, the cash management account will revert to springing cash management.

Exhibit 2 to Attachment A

Notes: (continued)

28.	For the purpose of comparing the “Lockout End Date” characteristic for each Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Date” in the defeasance period for Mortgage Loans that allow for defeasance following a lockout period and the day prior to the first “Payment Date” in the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance following a lockout period, all as shown in the applicable Source Document(s). For the Mortgage Loans that allow for both defeasance and prepayment with yield maintenance following a lockout period, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Lockout End Date” characteristic.

For the purpose of comparing the “Prepayment Lockout/Defeasance End Date (AL)” characteristic for each Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Date” in the open period for Mortgage Loans that allow for defeasance and the day prior to the first “Payment Date” in the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance following a lockout period, all as shown in the applicable Source Document(s). For Mortgage Loans that allow for both defeasance and prepayment with yield maintenance following a lockout period, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Prepayment Lockout/Defeasance End Date (AL)” characteristic.

For the purpose of comparing the “Prepayment / Defeasance End Date” characteristic for Mortgage Loans that allow for defeasance and the ”Prepayment / Defeasance End Date,” “Yield Maint. End Date” and “Prepayment Premiums End Date” characteristics for Mortgage Loans that can be prepaid with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Date” in the open period, as shown in the applicable Source Document.  For Mortgage Loans that cannot be prepaid with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Yield Maint. End Date” characteristic and “<blank>” for the “Prepayment Premiums End Date” characteristics.

29.	For the purpose of comparing the:
a.	Lockout End Date,
b.	Prepayment Lockout/Defeasance End Date (AL),
c.	Defeasance Option Start Date,
d.	Original Lockout,
e.	Remaining Defeasance Payments,
f.	Remaining Yield Maintenance Payments,
g.	Prepayment Provisions and
h.	Prepayment / Defeasance Begin Date

characteristics for each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the entire “Loan” (as defined in the applicable Source Document) has been securitized.

Exhibit 2 to Attachment A

Notes: (continued)

30.	For the purpose of comparing the “Defeasance Option Start Date” characteristic for the Mortgage Loans that allow for defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the first “Payment Date” in the defeasance period, as shown in the applicable Source Document. For Mortgage Loans that do not allow for Defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Defeasance Option Start Date” characteristic.

31.	For the purpose of comparing the “Prepayment Premium Indicator” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “true” for each Mortgage Loan on the Combined Data File with the “Yield Maint. Allowed” characteristic as “Yes.” For each Mortgage Loan on the Combined Data File with the “Yield Maint. Allowed” characteristic as “No,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “false” for the “Prepayment Premium Indicator” characteristic.

32.	For the purpose of comparing the:
a.	Additional Debt Exist (Y/N),
b.	Total Additional Debt Original Balance,
c.	Additional Debt Type(s),
d.	Additional Debt Interest Rate % and
e.	Additional Debt Annual Debt Service

characteristics for each Mortgage Loan with Additional Debt (as defined in Item 13. of Attachment A), either:

i.	The promissory note, loan agreement and/or loan modification agreement Source Documents describe the existence of additional debt or
ii.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided us with certain mezzanine or subordinate loan promissory notes, B-notes, subordinate or mezzanine loan agreements, intercreditor agreements and/or other secondary financing documents (collectively, the “Secondary Financing Documents”) that describe the existence of additional debt, or in the case of the Fair Oaks Mall Mortgage Loan, the Fair Oaks Mall Amortization Schedule, which describes the existence of additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the promissory note, loan agreement and/or loan modification agreement Source Documents, Fair Oaks Mall Amortization Schedule or Secondary Financing Documents provided to us by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, we could not determine whether there is other existing secondary financing.

Exhibit 2 to Attachment A

Notes: (continued)

32. (continued)

For the purpose of comparing the:

a.	Additional Debt Exist (Y/N),

b.	Total Additional Debt Original Balance,

c.	Additional Debt Type(s),

d.	Additional Debt Interest Rate % and

e.	Additional Debt Annual Debt Service

characteristics for the Christiana Mall Mortgage Loan and Fair Oaks Mall Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to include the Christiana Mall Subordinate Companion Loans and Fair Oaks Mall Subordinate Companion Loans as “additional debt.”

For each Mortgage Loan which does not have additional debt (based on the procedure described in the first paragraph of this Note 32), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use:

a.	“No” for the “Additional Debt Exist (Y/N)” characteristic,
b.	“NAP” for the “Total Additional Debt Original Balance” characteristic,
c.	“NAP” for the “Additional Debt Type(s)” characteristic,
d.	“NAP” for the “Additional Debt Interest Rate %” characteristic and
e.	“NAP” for the “Additional Debt Annual Debt Service” characteristic.

For the purpose of comparing the “Additional Debt Interest Rate %” characteristic for the Moffett Towers – Buildings E,F,G Mortgage Loan, which relates to the interest rate for both the related senior mezzanine loan (the “Moffett Towers – Buildings E,F,G Mezzanine A Loan”) and the related subordinate mezzanine loan (the “Moffett Towers - Buildings E,F,G Mezzanine B Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the weighted average of the interest rates for the Moffett Towers – Buildings E,F,G Mezzanine A Loan and Moffett Towers – Buildings E,F,G Mezzanine B Loan, weighted by the original principal balances of the Moffett Towers – Buildings E,F,G Mezzanine A Loan and Moffett Towers – Buildings E,F,G Mezzanine B Loan, both as shown in the applicable Source Documents or Secondary Financing Documents.

Exhibit 2 to Attachment A

Notes: (continued)

33.	For the Mortgage Loans with Additional Debt (except for the Fair Oaks Mall Mortgage Loan, which is described in the succeeding paragraph of this Note 33), the applicable Source Documents and/or Secondary Financing Documents indicate that the “additional debt” associated with each such Mortgage Loan with Additional Debt (except for the Fair Oaks Mall Mortgage Loan) is interest-only for its entire term and accrues interest on an actual/360 basis. For the purpose of comparing the “Additional Debt Annual Debt Service” characteristic for the each Mortgage Loan with Additional Debt (except for the Fair Oaks Mall Mortgage Loan), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Additional Debt Annual Debt Service” as the product of:
a.	The “Total Additional Debt Original Balance,” as shown on the Combined Data File,
b.	The “Additional Debt Interest Rate %,” as shown on the Combined Data File, and
c.	365/360.

For the purpose of comparing the “Additional Debt Annual Debt Service” characteristic for the Fair Oaks Mall Mortgage Loan, which relates to the annual debt service for the Fair Oaks Mall Subordinate Companion Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to calculate the “Additional Debt Annual Debt Service” as the product of:

a.	The average of the first 12 monthly principal and interest payments following the Cut-off Date for the Fair Oaks Mall Subordinate Companion Loans, as shown on the Fair Oaks Mall Amortization Schedule, and
b.	12.

34.	For the purpose of comparing the “Previous Securitization” characteristic for each Mortgage Loan that the applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated was included in a previous securitization, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided a previous securitization history Bloomberg screenshot (“Bloomberg Screenshot”) or a Trepp mortgage loan transaction summary screenshot (“Trepp Screenshot”) which contains the previous securitization history for such Mortgage Loan. We performed no procedures to determine if any Mortgage Loan for which we were not provided a Bloomberg Screenshot or Trepp Screenshot Source Documents relating to the previous securitization history for such Mortgage Loan was included in a previous securitization.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies and exceptions provided by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Sequence #
Loan
Loan #
Loan / Prop.
# of Properties
Property Name
Appraisal Value Type (As Is / As Stabilized / As Complete)
Seller
Originator
Recycled SPE (Yes/No)
Sponsor
Warm Body Guarantor (Yes/No)
Loan #
Pari Passu (Y/N)
Pari Passu Note Control (Y/N)
Subservicer In Place (Y/N)
Subservicer Name
Master Servicing Fee Rate
Primary Servicing Fee Rate
Subservicer Fee
Cash/Pmt Collection Function
Trustee & Paying Agent Fee
Operating Advisor Fee
ARR Fee
CREFC Fee
Certificate Administrator Fee
Loan Purpose
Asset Type Number
Group ID
Reporting Period Beginning Date
Reporting Period End Date
Underwriting Indicator
Balloon Indicator
Negative Amortization Indicator
Modified Indicator
Arm Index Code
First Rate Adjustment Date
First Payment Adjustment Date
ARM Margin Number
Lifetime Rate Cap Percentage
Lifetime Rate Floor Percentage

Exhibit 3 to Attachment A

Characteristic

Periodic Rate Increase Limit Percentage
Periodic Rate Decrease Limit Percentage
Periodic Payment Adjustment Maximum Amount
Periodic Payment Adjustment Maximum Percent
Rate Reset Frequency Code
Payment Reset Frequency Code
Index Lookback Days Number
Maximum Negative Amortization Allowed Percentage
Maximum Negative Amortization Allowed Amount
Negative Amortization Deferred Interest Cap Amount
Deferred Interest Cumulative Amount
Deferred Interest Collected Amount
Most Recent Valuation Amount
Most Recent Valuation Date
Most Recent Valuation Source Code
Property Status Code
Defeased Status Code
Net Operating Income Net Cash Flow Securitization Code
Net Operating Income Net Cash Flow Code
Most Recent Net Cash Flow Amount
Most Recent Financials Start Date
Most Recent Debt Service Amount
Debt Service Coverage Securitization Code
Most Recent Debt Service Coverage Code
Most Recent Debt Service Coverage Net Operating Income Percentage
Most Recent Debt Service Coverage Net Cash Flow Percentage
Asset Added Indicator
Report Period Modification Indicator
Other Interest Adjustment Amount
Unscheduled Principal Collected Amount
Other Principal Adjustment Amount
Report Period End Actual Balance Amount
Report Period End Scheduled Balance Amount
Servicing Advance Method Code
Non Recoverability Indicator
Total Principal Interest Advanced Outstanding Amount
Total Taxes Insurance Advances Outstanding Amount
Other Expenses Advanced Outstanding Amount
Payment Status Loan Code
Arm Index Rate Percentage

Exhibit 3 to Attachment A

Characteristic

Next Interest Rate Percentage
Next Interest Rate Change Adjustment Date
Next Payment Adjustment Date
Primary Servicer Name
Most Recent Special Servicer Transfer Date
Most Recent Master Servicer Return Date
Asset Subject Demand Indicator
Asset Subject Demand Status Code
Repurchase Amount
Demand Resolution Date
Repurchaser Name
Repurchase Replacement Reason Code
Realized Loss To Trust Amount
Liquidation Prepayment Code
Liquidation Prepayment Date
Prepayment Premium Yield Maintenance Received Amount
Workout Strategy Code
Last Modification Date
Modification Code
Post Modification Interest Percentage
Post Modification Payment Amount
Post Modification Maturity Date
Post Modification Amortization Period Amount
AL_Largest Tenant
AL_Second Largest Tenant
AL_Third Largest Tenant

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.